Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Current lease liability	$ 4,484	$ 5,848	[1]
Non-current lease liability	5,749	9,958	[1]
Lease liability	$ 10,233	$ 15,806

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.